Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 43,839	$ 54,502	$ 39,545
Depreciation, depletion and amortization	(3,171)	(3,034)	(3,215)
Impairment and disposals of non-current assets, net	(773)	426	1,308
Financial results	(2,268)	(3,119)	4,813
Income taxes	2,971	4,697	735
Net income (loss)	18,870	22,468	4,531
Loss attributable to noncontrolling interests	82	108	(3)
Net income (loss) attributable to Vale's shareholders	16,728	24,736	6,258
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	44,287	55,585	40,018
Cost of goods sold and services rendered	(21,243)	(20,189)	(16,059)
Sales, administrative and other operating expenses	(2,208)	(3,441)	(6,514)
Research and development	(661)	(555)	(443)
Pre operating and operational stoppage	(398)	(514)	(682)
Dividends received and interest from associates and joint ventures	154	268	268
Adjusted EBITDA	19,931	31,154	16,588
Depreciation, depletion and amortization	(3,171)	(3,103)	(3,234)
Equity results and other results in associates and joint ventures	305	(1,297)	(1,063)
Dividends received and interest from associates and joint ventures	(154)	(268)	(268)
Impairment and disposals of non-current assets, net	184	(3,708)	(2,243)
Adjusted EBITDA	17,095	22,778
Financial results	5,333	3,566	(4,811)
Income taxes	(2,973)	(3,876)	(438)
Derecognition of noncontrolling interest	(585)
Net income (loss)	18,870	22,468	4,531
Loss attributable to noncontrolling interests	82	23	(350)
Net income (loss) attributable to Vale's shareholders	18,788	22,445	4,881
Continuing Operation [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	43,839	54,502	39,545
Cost of goods sold and services rendered	(20,979)	(18,872)	(14,603)
Sales, administrative and other operating expenses	(2,196)	(3,415)	(6,499)
Research and development	(660)	(548)	(415)
Pre operating and operational stoppage	(398)	(514)	(682)
Dividends received and interest from associates and joint ventures	154	190	173
Adjusted EBITDA	19,760	31,343	17,519
Depreciation, depletion and amortization	(3,171)	(3,034)	(3,215)
Equity results and other results in associates and joint ventures	305	(1,271)	(1,020)
Dividends received and interest from associates and joint ventures	(154)	(190)	(173)
Impairment and disposals of non-current assets, net	773	(426)	(1,308)
Adjusted EBITDA	17,513	26,422
Financial results	2,268	3,119	(4,813)
Income taxes	(2,971)	(4,697)	(735)
Derecognition of noncontrolling interest
Net income (loss)	16,810	24,844	6,255
Loss attributable to noncontrolling interests	82	108	(3)
Net income (loss) attributable to Vale's shareholders	16,728	24,736	6,258
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	448	1,083	473
Cost of goods sold and services rendered	(264)	(1,317)	(1,456)
Sales, administrative and other operating expenses	(12)	(26)	(15)
Research and development	(1)	(7)	(28)
Pre operating and operational stoppage
Dividends received and interest from associates and joint ventures		78	95
Adjusted EBITDA	171	(189)	(931)
Depreciation, depletion and amortization		(69)	(19)
Equity results and other results in associates and joint ventures		(26)	(43)
Dividends received and interest from associates and joint ventures		(78)	(95)
Impairment and disposals of non-current assets, net	(589)	(3,282)	(935)
Adjusted EBITDA	(418)	(3,644)
Financial results	3,065	447	2
Income taxes	(2)	821	297
Derecognition of noncontrolling interest	(585)
Net income (loss)	2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests		(85)	(347)
Net income (loss) attributable to Vale's shareholders	2,060	(2,291)	(1,377)
Iron ore
IfrsStatementLineItems [Line Items]
Net operating revenue	28,188	38,324	27,123
Cost of goods sold and services rendered	(11,929)	(11,199)	(8,025)
Sales, administrative and other operating expenses	(54)	(137)	(192)
Research and development	(208)	(198)	(127)
Pre operating and operational stoppage	(342)	(329)	(532)
Dividends received and interest from associates and joint ventures	15	10	23
Adjusted EBITDA	15,670	26,471	18,270
Depreciation, depletion and amortization	(1,345)	(1,255)	(1,277)
Equity results and other results in associates and joint ventures	(32)	(1,642)	(1,033)
Dividends received and interest from associates and joint ventures	(15)	(10)	(23)
Impairment and disposals of non-current assets, net	(151)	(92)	(76)
Adjusted EBITDA	14,127	23,472
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,256	7,053	4,242
Cost of goods sold and services rendered	(2,682)	(2,231)	(1,661)
Sales, administrative and other operating expenses	(1)	30	11
Research and development	(4)	(3)	(5)
Pre operating and operational stoppage	(21)	(47)	(77)
Dividends received and interest from associates and joint ventures	105	71	116
Adjusted EBITDA	3,653	4,873	2,626
Depreciation, depletion and amortization	(447)	(388)	(388)
Equity results and other results in associates and joint ventures	138	123	37
Dividends received and interest from associates and joint ventures	(105)	(71)	(116)
Impairment and disposals of non-current assets, net	(14)	(7)
Adjusted EBITDA	3,225	4,530
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	472	548	551
Cost of goods sold and services rendered	(335)	(400)	(433)
Sales, administrative and other operating expenses	4	9	3
Research and development	(3)	(4)	(4)
Pre operating and operational stoppage	(18)	(17)	(29)
Dividends received and interest from associates and joint ventures			2
Adjusted EBITDA	120	136	90
Depreciation, depletion and amortization	(98)	(107)	(101)
Equity results and other results in associates and joint ventures	(9)	(40)	(22)
Dividends received and interest from associates and joint ventures			(2)
Impairment and disposals of non-current assets, net	(13)	(35)	(79)
Adjusted EBITDA		(46)
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	34,916	45,925	31,916
Cost of goods sold and services rendered	(14,946)	(13,830)	(10,119)
Sales, administrative and other operating expenses	(51)	(98)	(178)
Research and development	(215)	(205)	(136)
Pre operating and operational stoppage	(381)	(393)	(638)
Dividends received and interest from associates and joint ventures	120	81	141
Adjusted EBITDA	19,443	31,480	20,986
Depreciation, depletion and amortization	(1,890)	(1,750)	(1,766)
Equity results and other results in associates and joint ventures	97	(1,559)	(1,018)
Dividends received and interest from associates and joint ventures	(120)	(81)	(141)
Impairment and disposals of non-current assets, net	(178)	(134)	(155)
Adjusted EBITDA	17,352	27,956
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6,619	5,377	4,652
Cost of goods sold and services rendered	(4,541)	(3,606)	(2,734)
Sales, administrative and other operating expenses	(38)	(5)	(21)
Research and development	(115)	(77)	(42)
Pre operating and operational stoppage	(1)	(113)	(29)
Dividends received and interest from associates and joint ventures
Adjusted EBITDA	1,924	1,576	1,826
Depreciation, depletion and amortization	(908)	(841)	(921)
Equity results and other results in associates and joint ventures	289	1
Dividends received and interest from associates and joint ventures
Impairment and disposals of non-current assets, net	(18)	(27)	(133)
Adjusted EBITDA	1,287	709
Base Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,779	2,589	2,175
Cost of goods sold and services rendered	(1,049)	(878)	(794)
Sales, administrative and other operating expenses	(21)	(9)	(7)
Research and development	(127)	(81)	(68)
Pre operating and operational stoppage	(13)	(4)	(1)
Dividends received and interest from associates and joint ventures
Adjusted EBITDA	569	1,617	1,305
Depreciation, depletion and amortization	(329)	(372)	(430)
Equity results and other results in associates and joint ventures
Dividends received and interest from associates and joint ventures
Impairment and disposals of non-current assets, net	(15)	(20)	(14)
Adjusted EBITDA	225	1,225
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	8,398	7,966	6,827
Cost of goods sold and services rendered	(5,590)	(4,484)	(3,528)
Sales, administrative and other operating expenses	(59)	(14)	(28)
Research and development	(242)	(158)	(110)
Pre operating and operational stoppage	(14)	(117)	(30)
Dividends received and interest from associates and joint ventures
Adjusted EBITDA	2,493	3,193	3,131
Depreciation, depletion and amortization	(1,237)	(1,213)	(1,351)
Equity results and other results in associates and joint ventures	289	1
Dividends received and interest from associates and joint ventures
Impairment and disposals of non-current assets, net	(33)	(47)	(147)
Adjusted EBITDA	1,512	1,934
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	525	611	802
Cost of goods sold and services rendered	(443)	(558)	(956)
Sales, administrative and other operating expenses	(2,086)	(3,303)	(6,293)
Research and development	(203)	(185)	(169)
Pre operating and operational stoppage	(3)	(4)	(14)
Dividends received and interest from associates and joint ventures	34	109	32
Adjusted EBITDA	(2,176)	(3,330)	(6,598)
Depreciation, depletion and amortization	(44)	(71)	(98)
Equity results and other results in associates and joint ventures	(81)	287	(2)
Dividends received and interest from associates and joint ventures	(34)	(109)	(32)
Impairment and disposals of non-current assets, net	984	(245)	$ (1,006)
Adjusted EBITDA	$ (1,351)	$ (3,468)